Empower Lifetime 2015 Fund Annual Fund Operating Expenses - Empower Lifetime 2015 Fund	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.12%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.32%	[1]
Expenses (as a percentage of Assets)	0.44%	[2]
Fee Waiver or Reimbursement	(0.05%)	[3]
Net Expenses (as a percentage of Assets)	0.39%
Investor
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.12%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.35%
Other Expenses (as a percentage of Assets):	0.35%
Acquired Fund Fees and Expenses	0.32%	[1]
Expenses (as a percentage of Assets)	0.79%	[2]
Fee Waiver or Reimbursement	(0.05%)	[3]
Net Expenses (as a percentage of Assets)	0.74%
Service
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.12%
Distribution and Service (12b-1) Fees	0.10%
Component1 Other Expenses	0.35%
Other Expenses (as a percentage of Assets):	0.35%
Acquired Fund Fees and Expenses	0.32%	[1]
Expenses (as a percentage of Assets)	0.89%	[2]
Fee Waiver or Reimbursement	(0.05%)	[3]
Net Expenses (as a percentage of Assets)	0.84%

[1]	The Acquired Fund Fees and Expenses are estimated for the current fiscal year.
[2]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	The investment adviser has contractually agreed to reduce its management fee by 0.35% of the amount the Fund allocates to a fixed interest contract issued and guaranteed by Empower Annuity Insurance Company of America. The agreement’s current term ends on April 30, 2027, and automatically renews for one-year terms unless it is terminated upon termination of the investment advisory agreement or by Empower Funds or the investment adviser upon written notice within 90 days of the end of the current term.